Investment Objectives and Goals	Sep. 30, 2024
(Eaton Vance CLO Investment Grade Income ETF)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Eaton Vance CLO Investment Grade Income ETF (the “Fund”) seeks current income, with a secondary objective of capital preservation.
(Eaton Vance High Income Municipal ETF)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Eaton Vance High Income Municipal ETF (the “Fund”) seeks to provide high current income exempt from regular federal income tax.